MAINSTAY FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

May 28, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust

Registration Numbers (333-160918 and 811-22321)

Dear Sir/Madam:

On May 28, 2019, we electronically transmitted for filing pursuant to Rule 485(a) the Prospectus and Statement of Additional Information for the MainStay MacKay Short Term Municipal Fund (the “Fund”), a series of MainStay Funds Trust (the “Trust”), filed on Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 141 under the Investment Company Act of 1940, as amended.

The purpose of this Amendment is to disclose changes to the Fund’s investment objective. This Amendment is otherwise substantially similar to the Fund’s Registration Statement dated August 28, 2018 (SEC Accession No. 0001144204-18-045135). We note that this Fund is anticipated to join another fund in a combined prospectus and Statement of Additional Information on its next annual update, and the disclosure has been drafted with that in mind.

Certain disclosure in this filing has been recently reviewed by the staff in another context. The Fund’s Shareholder Guide was most recently reviewed in connection with a Rule 485(a) filing made March 20, 2019 to add a new series to the Trust (SEC Accession No. 0001144204-19-015039).

For your reference, we can make available comparisons against these and other recent filings. Therefore, we request that the Amendment be afforded selective review pursuant to the guidance set forth in IC-13768. Selective review would serve to expedite the review process, as well as use the Staff’s time more effectively. In this regard, we hereby request selective review of the Prospectus and Statement of Additional Information contained in the Amendment limited to the changes described above.

Please direct any questions concerning the filing to the undersigned at 201-685-6232 or Rachel_Kuo@newyorklife.com.

Sincerely,

/s/ Y. Rachel Kuo

Y. Rachel Kuo

Assistant Secretary

cc:	J. Kevin Gao

Thomas C. Bogle